SCHEDULE OF INVESTMENTS IN ASSOCIATES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Teddy	$ 29	$ 227	$ 521
Shanghai Teddy Friends Investment Management Limited [Member]
Teddy	$ 29	$ 227	$ 521	$ 854